Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Trade payables	$ 58,590	$ 30,543
Machinery and equipment payables	84,728	13,044
Accrued expenses	508,549	113,688
Value added tax payable	18,068	4,682
Withholding tax payable	9,800	301
Other tax payable	6,718	1,885
Bonus and benefit payables	323,247	44,098
Other payables	10,951	3,187
Total accounts payable and accrued liabilities	$ 1,020,651	$ 211,428